DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2013
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND III L P
Entity Central Index Key	0000879555
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 5,933,101	$ 4,880,195
Other assets	69,400	14,400
Assets	6,002,501	4,894,595
LIABILITIES
Accounts payable and accrued expenses	32,246	29,746
Accounts payable - affiliates	23,832,722	24,351,080
Capital contributions payable	91,360	91,360
Liabilities	23,956,328	24,472,186
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(15,919,011)	(17,526,537)
General partner	(2,034,816)	(2,051,054)
Partners' capital (deficit)	(17,953,827)	(19,577,591)
Liabilities and Stockholders' Equity	6,002,501	4,894,595
Series Fifteen [Member]
ASSETS
Cash and cash equivalents	184,136	198,803
Other assets	0	0
Assets	184,136	198,803
LIABILITIES
Accounts payable and accrued expenses	1,246	1,246
Accounts payable - affiliates	3,943,793	3,805,724
Capital contributions payable	0	0
Liabilities	3,945,039	3,806,970
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(3,401,105)	(3,249,896)
General partner	(359,798)	(358,271)
Partners' capital (deficit)	(3,760,903)	(3,608,167)
Liabilities and Stockholders' Equity	184,136	198,803
Series Sixteen [Member]
ASSETS
Cash and cash equivalents	264,550	360,565
Other assets	65,000	0
Assets	329,550	360,565
LIABILITIES
Accounts payable and accrued expenses	5,000	5,000
Accounts payable - affiliates	8,656,186	8,521,279
Capital contributions payable	50,008	50,008
Liabilities	8,711,194	8,576,287
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(7,831,219)	(7,666,956)
General partner	(550,425)	(548,766)
Partners' capital (deficit)	(8,381,644)	(8,215,722)
Liabilities and Stockholders' Equity	329,550	360,565
Series Seventeen [Member]
ASSETS
Cash and cash equivalents	258,319	344,436
Other assets	4,400	4,400
Assets	262,719	348,836
LIABILITIES
Accounts payable and accrued expenses	18,500	18,500
Accounts payable - affiliates	6,830,975	7,003,068
Capital contributions payable	22,798	22,798
Liabilities	6,872,273	7,044,366
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(6,122,681)	(6,207,797)
General partner	(486,873)	(487,733)
Partners' capital (deficit)	(6,609,554)	(6,695,530)
Liabilities and Stockholders' Equity	262,719	348,836
Series Eighteen [Member]
ASSETS
Cash and cash equivalents	231,682	164,525
Other assets	0	10,000
Assets	231,682	174,525
LIABILITIES
Accounts payable and accrued expenses	0	5,000
Accounts payable - affiliates	4,401,768	5,021,009
Capital contributions payable	18,554	18,554
Liabilities	4,420,322	5,044,563
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(3,836,526)	(4,511,110)
General partner	(352,114)	(358,928)
Partners' capital (deficit)	(4,188,640)	(4,870,038)
Liabilities and Stockholders' Equity	231,682	174,525
Series Nineteen [Member]
ASSETS
Cash and cash equivalents	4,994,414	3,811,866
Other assets	0	0
Assets	4,994,414	3,811,866
LIABILITIES
Accounts payable and accrued expenses	7,500	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	7,500	0
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	5,272,520	4,109,222
General partner	(285,606)	(297,356)
Partners' capital (deficit)	4,986,914	3,811,866
Liabilities and Stockholders' Equity	$ 4,994,414	$ 3,811,866

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	21,996,102	21,996,102
Units of limited partnership interest, issued	21,996,102	21,996,102
Units of limited partnership interest, outstanding	21,986,702	21,992,202
Series Fifteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,870,500	3,870,500
Units of limited partnership interest, issued	3,870,500	3,870,500
Units of limited partnership interest, outstanding	3,866,900	3,869,900
Series Sixteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,429,402	5,429,402
Units of limited partnership interest, issued	5,429,402	5,429,402
Units of limited partnership interest, outstanding	5,425,102	5,427,102
Series Seventeen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,000,000	5,000,000
Units of limited partnership interest, issued	5,000,000	5,000,000
Units of limited partnership interest, outstanding	4,998,500	4,999,000
Series Eighteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,616,200	3,616,200
Units of limited partnership interest, issued	3,616,200	3,616,200
Units of limited partnership interest, outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,080,000	4,080,000
Units of limited partnership interest, issued	4,080,000	4,080,000
Units of limited partnership interest, outstanding	4,080,000	4,080,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 20,309	$ 26,922
Other income	75,693	30,350
Total income	96,002	57,272
Share of income from operating limited partnerships	2,581,396	820,440
Expenses
Professional fees	165,859	160,346
Partnership management fee	742,295	541,340
General and administrative expenses	145,480	103,985
Operating expenses	1,053,634	805,671
NET INCOME (LOSS)	1,623,764	72,041
Net income (loss) allocated to general partner	16,238	720
Net income (loss) allocated to limited partners	1,607,526	71,321
Net income (loss) per BAC (in dollars per unit)	0.07	0
Series Fifteen [Member]
Income
Interest income	648	1,439
Other income	856	1,318
Total income	1,504	2,757
Share of income from operating limited partnerships	40,762	325,050
Expenses
Professional fees	33,804	35,926
Partnership management fee	133,941	138,632
General and administrative expenses	27,257	20,023
Operating expenses	195,002	194,581
NET INCOME (LOSS)	(152,736)	133,226
Net income (loss) allocated to general partner	(1,527)	1,332
Net income (loss) allocated to limited partners	(151,209)	131,894
Net income (loss) per BAC (in dollars per unit)	(0.04)	0.03
Series Sixteen [Member]
Income
Interest income	762	1,848
Other income	1,637	2,024
Total income	2,399	3,872
Share of income from operating limited partnerships	149,074	148,294
Expenses
Professional fees	43,914	39,313
Partnership management fee	240,696	254,665
General and administrative expenses	32,785	24,386
Operating expenses	317,395	318,364
NET INCOME (LOSS)	(165,922)	(166,198)
Net income (loss) allocated to general partner	(1,659)	(1,662)
Net income (loss) allocated to limited partners	(164,263)	(164,536)
Net income (loss) per BAC (in dollars per unit)	(0.03)	(0.03)
Series Seventeen [Member]
Income
Interest income	796	1,642
Other income	11,427	16,209
Total income	12,223	17,851
Share of income from operating limited partnerships	336,562	247,646
Expenses
Professional fees	35,656	34,300
Partnership management fee	196,681	234,245
General and administrative expenses	30,472	22,460
Operating expenses	262,809	291,005
NET INCOME (LOSS)	85,976	(25,508)
Net income (loss) allocated to general partner	860	(255)
Net income (loss) allocated to limited partners	85,116	(25,253)
Net income (loss) per BAC (in dollars per unit)	0.02	(0.01)
Series Eighteen [Member]
Income
Interest income	436	630
Other income	51,933	10,485
Total income	52,369	11,115
Share of income from operating limited partnerships	859,438	0
Expenses
Professional fees	27,441	26,832
Partnership management fee	177,773	(203,875)
General and administrative expenses	25,195	18,184
Operating expenses	230,409	(158,859)
NET INCOME (LOSS)	681,398	169,974
Net income (loss) allocated to general partner	6,814	1,700
Net income (loss) allocated to limited partners	674,584	168,274
Net income (loss) per BAC (in dollars per unit)	0.19	0.05
Series Nineteen [Member]
Income
Interest income	17,667	21,363
Other income	9,840	314
Total income	27,507	21,677
Share of income from operating limited partnerships	1,195,560	99,450
Expenses
Professional fees	25,044	23,975
Partnership management fee	(6,796)	117,673
General and administrative expenses	29,771	18,932
Operating expenses	48,019	160,580
NET INCOME (LOSS)	1,175,048	(39,453)
Net income (loss) allocated to general partner	11,750	(395)
Net income (loss) allocated to limited partners	$ 1,163,298	$ (39,058)
Net income (loss) per BAC (in dollars per unit)	0.29	(0.01)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Total	Limited Partner [Member]	General Partner [Member]	Series Fifteen [Member]	Series Fifteen [Member] Limited Partner [Member]	Series Fifteen [Member] General Partner [Member]	Series Sixteen [Member]	Series Sixteen [Member] Limited Partner [Member]	Series Sixteen [Member] General Partner [Member]	Series Seventeen [Member]	Series Seventeen [Member] Limited Partner [Member]	Series Seventeen [Member] General Partner [Member]	Series Eighteen [Member]	Series Eighteen [Member] Limited Partner [Member]	Series Eighteen [Member] General Partner [Member]	Series Nineteen [Member]	Series Nineteen [Member] Limited Partner [Member]	Series Nineteen [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2011	$ (19,387,802)	$ (17,338,646)	$ (2,049,156)	$ (3,741,393)	$ (3,381,790)	$ (359,603)	$ (8,049,524)	$ (7,502,420)	$ (547,104)	$ (6,670,022)	$ (6,182,544)	$ (487,478)	$ (5,040,012)	$ (4,679,384)	$ (360,628)	$ 4,113,149	$ 4,407,492	$ (294,343)
Distributions to partners	(261,830)	(259,212)	(2,618)	0	0	0	0	0	0	0	0	0	0	0	0	(261,830)	(259,212)	(2,618)
Net income (loss)	72,041	71,321	720	133,226	131,894	1,332	(166,198)	(164,536)	(1,662)	(25,508)	(25,253)	(255)	169,974	168,274	1,700	(39,453)	(39,058)	(395)
Partners' capital (deficit) at Mar. 31, 2012	(19,577,591)	(17,526,537)	(2,051,054)	(3,608,167)	(3,249,896)	(358,271)	(8,215,722)	(7,666,956)	(548,766)	(6,695,530)	(6,207,797)	(487,733)	(4,870,038)	(4,511,110)	(358,928)	3,811,866	4,109,222	(297,356)
Distributions to partners	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net income (loss)	1,623,764	1,607,526	16,238	(152,736)	(151,209)	(1,527)	(165,922)	(164,263)	(1,659)	85,976	85,116	860	681,398	674,584	6,814	1,175,048	1,163,298	11,750
Partners' capital (deficit) at Mar. 31, 2013	$ (17,953,827)	$ (15,919,011)	$ (2,034,816)	$ (3,760,903)	$ (3,401,105)	$ (359,798)	$ (8,381,644)	$ (7,831,219)	$ (550,425)	$ (6,609,554)	$ (6,122,681)	$ (486,873)	$ (4,188,640)	$ (3,836,526)	$ (352,114)	$ 4,986,914	$ 5,272,520	$ (285,606)

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 1,623,764		$ 72,041
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(2,581,396)		(820,440)
Changes in assets and liabilities
Other assets	(13,575)		61,538
Accounts payable and accrued expenses	2,500		(82,800)
Accounts payable - affiliates	(518,358)		(370,629)
Net cash used in operating activities	(1,487,065)		(1,140,290)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	2,539,971	[1]	818,656	[2]
Net cash provided by investing activities	2,539,971		818,656
Cash flows from financing activities
Distributions to partners	0		(261,830)
Net cash used in financing activities	0		(261,830)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,052,906		(583,464)
Cash and cash equivalents, beginning	4,880,195		5,463,659
Cash and cash equivalents, end	5,933,101		4,880,195
Series Fifteen [Member]
Cash flows from operating activities
Net income (loss)	(152,736)		133,226
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(40,762)		(325,050)
Changes in assets and liabilities
Other assets	0		69,038
Accounts payable and accrued expenses	0		(37,500)
Accounts payable - affiliates	138,069		(265,407)
Net cash used in operating activities	(55,429)		(425,693)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	40,762	[1]	325,050	[2]
Net cash provided by investing activities	40,762		325,050
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14,667)		(100,643)
Cash and cash equivalents, beginning	198,803		299,446
Cash and cash equivalents, end	184,136		198,803
Series Sixteen [Member]
Cash flows from operating activities
Net income (loss)	(165,922)		(166,198)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(149,074)		(148,294)
Changes in assets and liabilities
Other assets	(23,575)		2,500
Accounts payable and accrued expenses	0		(7,500)
Accounts payable - affiliates	134,907		116,741
Net cash used in operating activities	(203,664)		(202,751)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	107,649	[1]	146,510	[2]
Net cash provided by investing activities	107,649		146,510
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(96,015)		(56,241)
Cash and cash equivalents, beginning	360,565		416,806
Cash and cash equivalents, end	264,550		360,565
Series Seventeen [Member]
Cash flows from operating activities
Net income (loss)	85,976		(25,508)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(336,562)		(247,646)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(30,000)
Accounts payable - affiliates	(172,093)		71,531
Net cash used in operating activities	(422,679)		(231,623)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	336,562	[1]	247,646	[2]
Net cash provided by investing activities	336,562		247,646
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(86,117)		16,023
Cash and cash equivalents, beginning	344,436		328,413
Cash and cash equivalents, end	258,319		344,436
Series Eighteen [Member]
Cash flows from operating activities
Net income (loss)	681,398		169,974
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(859,438)		0
Changes in assets and liabilities
Other assets	10,000		(10,000)
Accounts payable and accrued expenses	(5,000)		5,000
Accounts payable - affiliates	(619,241)		(293,494)
Net cash used in operating activities	(792,281)		(128,520)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	859,438	[1]	0	[2]
Net cash provided by investing activities	859,438		0
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,157		(128,520)
Cash and cash equivalents, beginning	164,525		293,045
Cash and cash equivalents, end	231,682		164,525
Series Nineteen [Member]
Cash flows from operating activities
Net income (loss)	1,175,048		(39,453)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(1,195,560)		(99,450)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	7,500		(12,800)
Accounts payable - affiliates	0		0
Net cash used in operating activities	(13,012)		(151,703)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,195,560	[1]	99,450	[2]
Net cash provided by investing activities	1,195,560		99,450
Cash flows from financing activities
Distributions to partners	0		(261,830)
Net cash used in financing activities	0		(261,830)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,182,548		(314,083)
Cash and cash equivalents, beginning	3,811,866		4,125,949
Cash and cash equivalents, end	$ 4,994,414		$ 3,811,866

[1]	Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.
[2]	Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund III L.P. (the “Partnership” or “Fund”) was formed under the laws of the State of Delaware on September 19, 1991, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which were organized to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated apartment complexes which qualified for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes also qualified for the Historic Rehabilitation Tax Credit for their rehabilitation of a certified historic structure and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the fund is Boston Capital Associates III L.P. and the limited partner is BCTC III Assignor Corp. (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective January 24, 1992, which covered the offering (the “Public Offering”) of the Fund’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Fund originally registered 20,000,000 BACs at $10 per BAC for sale to the public in one or more series. An additional 2,000,000 BACs at $10 per BAC were registered for sale to the public in one or more series on September 4, 1994. BACs sold in bulk were offered to investors at a reduced cost per BAC.

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 15	3,870,500	3,870,500	3,866,900	3,869,900
Series 16	5,429,402	5,429,402	5,425,102	5,427,102
Series 17	5,000,000	5,000,000	4,998,500	4,999,000
Series 18	3,616,200	3,616,200	3,616,200	3,616,200
Series 19	4,080,000	4,080,000	4,080,000	4,080,000
	21,996,102	21,996,102	21,986,702	21,992,202

 \

In accordance with the limited partnership agreements, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses of the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the fund’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the partnership recorded a valuation allowance as follows:

	2013	2012
Series 15	$36,759	$36,759
Series 16	31,893	8,318
Series 17	60,785	60,785
Series 18	51,536	62,536
Series 19	25,120	25,120
	$206,093	$193,518

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2013 and 2012, the Fund did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records income and losses from the operating limited partnerships on a calendar year basis which is not materially different from income and losses generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

The Fund records certain acquisition costs as an increase in its investment in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Fund. These differences are shown as reconciling items in note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at their acquisition dates of three months or less.

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Income (Loss) per Beneficial Assignee Certificate

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	3,868,900	3,869,900
Series 16	5,426,435	5,427,102
Series 17	4,998,833	4,999,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,990,368	21,992,202

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Fund's condensed financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$163,069	$29,128	$133,941
Series 16	292,407	51,711	240,696
Series 17	291,969	95,288	196,681
Series 18	240,197	62,424	177,773
Series 19	106,876	113,672	(6,796)
	$1,094,518	$352,223	$742,295

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$199,593	$60,961	$138,632
Series 16	346,741	92,076	254,665
Series 17	316,531	82,286	234,245
Series 18	264,840	468,715	(203,875)
Series 19	152,661	34,988	117,673
	$1,280,366	$739,026	$541,340

The partnership management fees paid for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	$25,000	$465,000
Series 16	157,500	230,000
Series 17	464,062	245,000
Series 18	859,438	400,000
Series 19	106,876	152,661
	$1,612,876	$1,492,661

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total partnership management fees accrued were $23,197,360 and $23,715,718, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to Operating Partnerships. These advances are included in accounts payable-affiliates. During the years ended March 31, 2013 and 2012 there were no advances. The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	$-	$-
Series 16	-	-
Series 17	635,362	635,362
Series 18	-	-
Series 19	-	-
	$635,362	$635,362

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in Operating Partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2013 and 2012 charged to each series’ operations are as follows:

	2013	2012
Series 15	$21,065	$13,372
Series 16	24,361	15,446
Series 17	23,229	13,880
Series 18	19,440	12,269
Series 19	19,344	12,342
	$107,439	$67,309

Accounts payable - affiliates at March 31, 2013 and 2012 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2013
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2013 and 2012, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 15	25	30
Series 16	31	38
Series 17	25	27
Series 18	20	23
Series 19	9	16
	110	134

During the year ended March 31, 2013 the Fund disposed of twenty-four operating limited partnerships. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	-	$40,762	$40,762
Series 16	7	-	107,649	172,649
Series 17	1	1	336,562	336,562
Series 18	1	2	859,438	859,438
Series 19	7	-	1,195,560	1,195,560
Total	21	3	$2,539,971	$2,604,971

* Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.

During the year ended March 31, 2012 the Fund disposed of eighteen operating limited partnerships and received additional proceeds from one operating limited partnership disposed of in the prior year. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	1	$325,050	$325,050
Series 16	5	-	146,510	148,294
Series 17	4	1	247,646	247,646
Series 18	-	1	-	-
Series 19	1	-	99,450	99,450
Total	15	3	$818,656	$820,440

*	Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations.

The contributions payable to operating limited partnerships at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 15	$-	$-
Series 16	50,008	50,008
Series 17	22,798	22,798
Series 18	18,554	18,554
Series 19	-	-
	$91,360	$91,360

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$51,341,667	$7,581,708	$12,074,291

Acquisition costs of operating limited partnerships	7,056,310	1,075,998	1,583,249

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(111,389)	(4,207)	(20,268)

Cumulative impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Cumulative losses from operating limited partnerships	(45,373,571)	(7,888,663)	(11,124,851)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(257,860)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(921,085)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	883,274	111,396	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(35,033,727)	(7,552,909)	(9,782,878)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	300,838	86,996	123,421

Cumulative impairment loss in investment in operating limited partnerships	12,876,562	764,836	2,512,421

Other	267,534	(29,476)	429,517

Equity per operating limited partnerships’ combined financial statements	$(21,884,464)	$(6,813,929)	$(6,932,746)

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$14,491,224	$11,702,540	$5,491,904

Acquisition costs of operating limited partnerships	2,117,487	1,514,128	765,448

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(54,267)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Cumulative losses from operating limited partnerships	(13,290,982)	(8,953,040)	(4,116,035)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(124,842)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(591,855)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	418,588	309,042	44,248

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,473,233)	(6,478,163)	(3,746,544)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	-

Cumulative impairment loss in investment in operating limited partnerships	3,288,846	4,172,906	2,137,553

Other	(22,278)	(89,451)	(20,778)

Equity per operating limited partnerships’ combined financial statements	$(4,490,042)	$(2,015,565)	$(1,632,182)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	67,188,022	$9,051,543	$13,600,679

Acquisition costs of operating limited partnerships	9,171,431	1,218,899	1,788,508

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(188,000)	(10,831)	(26,120)

Cumulative impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Cumulative losses from operating limited partnerships	(58,831,115)	(9,392,202)	(12,501,682)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(348,203)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(1,556,118)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	1,012,965	136,871	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(40,003,128)	(8,366,571)	(9,860,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	314,521	86,996	130,181

Cumulative impairment loss in investment in operating limited partnerships	17,303,883	867,409	2,861,385

Other	271,864	(41,552)	438,273

Equity per operating limited partnerships’ combined financial statements	$(23,004,216)	$(7,511,619)	$(6,646,129)

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$15,940,952	$17,186,357	$11,408,491

Acquisition costs of operating limited partnerships	2,328,579	2,310,366	1,525,079

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(118,167)	(3,999)

Cumulative impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Cumulative losses from operating limited partnerships	(13,644,060)	(14,979,038)	(8,314,133)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(174,842)	(5,588)	(59,607)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(650,525)	-	(603,760)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	467,481	357,422	51,191
	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,800,814)	(9,565,423)	(5,409,579)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	6,923

Cumulative impairment loss in investment in operating limited partnerships	4,596,588	4,363,063	4,615,438

Other	(9,562)	(92,977)	(22,318)

Equity per operating limited partnerships’ combined financial statements	$(2,556,942)	$(4,867,814)	$(1,421,712)

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$95,826,256	$11,960,583	$22,821,455

Land	9,774,646	1,287,635	1,930,468

Other assets	18,999,881	4,023,199	6,004,950

	$124,600,783	$17,271,417	$30,756,873

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$137,707,477	$24,148,955	$31,824,524

Accounts payable and accrued expenses	6,965,641	350,564	3,300,317

Other liabilities	12,147,565	872,433	2,298,505

	156,820,683	25,371,952	37,423,346
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,884,462)	(6,813,927)	(6,932,746)
Other partners	(10,335,438)	(1,286,608)	266,273

	(32,219,900)	(8,100,535)	(6,666,473)

	$124,600,783	$17,271,417	$30,756,873

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,801,499	$18,518,861	$11,723,858

Land	3,860,381	1,830,682	865,480

Other assets	4,966,333	2,915,815	1,089,584

	$39,628,213	$23,265,358	$13,678,922

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,893,314	$23,044,796	$11,795,888

Accounts payable and accrued expenses	1,209,547	1,299,758	805,455

Other liabilities	5,592,363	1,449,945	1,934,319

	53,695,224	25,794,499	14,535,662
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,490,042)	(2,015,565)	(1,632,182)
Other partners	(9,576,969)	(513,576)	775,442

	(14,067,011)	(2,529,141)	(856,740)

	$39,628,213	$23,265,358	$13,678,922

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$129,457,020	$16,874,324	$28,711,071

Land	13,214,525	1,712,879	2,182,728

Other assets	23,094,868	4,812,799	7,265,124

	$165,766,413	$23,400,002	$38,158,923

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$171,925,646	$30,686,298	$39,442,851

Accounts payable and accrued expenses	8,024,363	343,231	3,412,569

Other liabilities	16,888,786	982,737	1,433,900

	196,838,795	32,012,266	44,289,320
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(23,004,216)	(7,511,619)	(6,646,129)
Other partners	(8,068,166)	(1,100,645)	515,732

	(31,072,382)	(8,612,264)	(6,130,397)

	$165,766,413	$23,400,002	$38,158,923

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$35,549,893	$25,218,279	$23,103,453

Land	4,296,381	2,627,321	2,395,216

Other assets	5,512,378	3,235,664	2,268,903

	$45,358,652	$31,081,264	$27,767,572

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,568,081	$31,300,678	$20,927,738

Accounts payable and accrued expenses	1,188,711	2,142,120	937,732

Other liabilities	6,239,819	2,789,969	5,442,361

	56,996,611	36,232,767	27,307,831
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,556,942)	(4,867,814)	(1,421,712)
Other partners	(9,081,017)	(283,689)	1,881,453

	(11,637,959)	(5,151,503)	459,741

	$45,358,652	$31,081,264	$27,767,572

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$26,731,006	$4,411,357	$6,091,709
Interest and other	1,067,985	82,448	574,644

	27,798,991	4,493,805	6,666,353
Expenses
Interest	4,474,965	631,620	936,848
Depreciation and amortization	6,624,362	1,191,942	1,603,040
Taxes and insurance	3,210,387	536,484	706,281
Repairs and maintenance	6,581,642	1,009,388	1,648,565
Operating expenses	10,321,858	1,735,643	2,546,703
Other expenses	225,733	31,984	30,732

	31,438,947	5,137,061	7,472,169

NET LOSS	$(3,639,956)	$(643,256)	$(805,816)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,962,809)	$(547,085)	$(833,896)

Net loss allocated to other partners	$(677,147)	$(96,171)	$28,080

*	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

	Series 17	Series 18	Series 19
Revenue
Rental	$9,098,192	$4,762,942	$2,366,806
Interest and other	238,140	129,361	43,392

	9,336,332	4,892,303	2,410,198
Expenses
Interest	1,594,515	749,490	562,492
Depreciation and amortization	2,101,456	1,143,170	584,754
Taxes and insurance	1,017,457	656,003	294,162
Repairs and maintenance	2,322,124	1,049,661	551,904
Operating expenses	3,359,421	1,760,101	919,990
Other expenses	35,553	71,381	56,083

	10,430,526	5,429,806	2,969,385

NET LOSS	$(1,094,194)	$(537,503)	$(559,187)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(717,911)	$(537,292)	$(326,625)

Net loss allocated to other partners	$(376,283)	$(211)	$(232,562)

*	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$33,706,796	$5,392,708	$7,295,567
Interest and other	855,012	156,911	155,808

	34,561,808	5,549,619	7,451,375
Expenses
Interest	6,075,031	767,359	1,141,429
Depreciation and amortization	8,244,794	1,448,769	1,812,739
Taxes and insurance	3,999,447	677,808	889,025
Repairs and maintenance	7,908,133	1,198,185	1,745,900
Operating expenses	12,640,384	2,134,670	2,744,393
Other expenses	319,101	43,422	38,647

	39,186,890	6,270,213	8,372,133

NET LOSS	$(4,625,082)	$(720,594)	$(920,758)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(4,045,294)	$(730,809)	$(1,010,045)

Net income (loss) allocated to other partners	$(579,788)	$10,215	$89,287

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

	Series 17	Series 18	Series 19
Revenue
Rental	$9,984,884	$6,242,288	$4,791,349
Interest and other	290,316	151,518	100,459

	10,275,200	6,393,806	4,891,808
Expenses
Interest	1,873,449	1,227,151	1,065,643
Depreciation and amortization	2,207,942	1,558,316	1,217,028
Taxes and insurance	1,109,017	823,809	499,788
Repairs and maintenance	2,426,319	1,668,122	869,607
Operating expenses	3,482,269	2,311,943	1,967,109
Other expenses	43,182	72,572	121,278

	11,142,178	7,661,913	5,740,453

NET LOSS	$(866,978)	$(1,268,107)	$(848,645)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(733,673)	$(1,197,176)	$(373,591)

Net income (loss) allocated to other partners	$(133,305)	$(70,931)	$(475,054)

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE D -	RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$1,623,764	$(152,736)	$(165,922)

Operating limited partnership rents received in advance	(9,091)	(5,565)	(3,597)

Accrued fund management fees not deducted (deducted) for tax purposes	(518,358)	138,069	134,907

Other	9,322,887	2,342,530	2,209,778

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,962,809)	(547,085)	(833,896)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,097,632)	(170,171)	(280,469)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,864,492)	(385,534)	(254,564)

Income (loss) for tax return purposes, year ended December 31, 2012	$4,494,269	$1,219,508	$806,237

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$85,976	$681,398	$1,175,048

Operating limited partnership rents received in advance	526	(212)	(243)

Accrued fund management fees not deducted (deducted) for tax purposes	(172,093)	(619,241)	-

Other	(9,062)	3,787,299	992,342

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(717,911)	(537,292)	(326,625)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,264)	(224,315)	(147,413)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,417)	(17,298)	(1,203,679)

Income (loss) for tax return purposes, year ended December 31, 2012	$(1,091,245)	$3,070,339	$489,430

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$72,041	$133,226	$(166,198)

Operating limited partnership rents received in advance	(10,156)	2,199	(1,715)

Accrued fund management fees not deducted (deducted) for tax purposes	(212,295)	(265,407)	116,741

Other	9,652,956	2,488,615	650,482

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,045,294)	(730,809)	(1,010,045)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,178,940)	(243,438)	(376,657)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(722,510)	472,240	(51,316)

Income (loss) for tax return purposes, year ended December 31, 2011	$3,555,802	$1,856,626	$(838,708)

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$(25,508)	$169,974	$(39,453)

Operating limited partnership rents received in advance	(10,640)	-	-

Accrued fund management fees not deducted (deducted) for tax purposes	71,531	(135,160)	-

Other	2,197,089	(428)	4,317,198

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(733,673)	(1,197,176)	(373,591)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(237,315)	(245,477)	(76,053)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,011,334)	(28,923)	(103,177)

Income (loss) for tax return purposes, year ended December 31, 2011	$250,150	$(1,437,190)	$3,724,924

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2012	$(37,176,555)	$(8,336,321)	$(11,498,827)

Estimated share of loss for the three months ended March 31, 2013	(883,274)	(111,396)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	35,033,727	7,552,909	9,782,878

Impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Historic tax credits	5,325,806	-	1,844,836

Other	10,576,858	1,659,644	2,383,534

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2012	$(7,623,374)	$(7,788,760)	$(1,929,273)

Estimated share of loss for the three months ended March 31, 2013	(418,588)	(309,042)	(44,248)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,473,233	6,478,163	3,746,544

Impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Historic tax credits	1,100,310	2,062,333	318,327

Other	2,757,265	3,730,212	46,203

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2011	$(39,842,699)	$(9,915,268)	$(12,422,684)

Estimated share of loss for the three months ended March 31, 2012	(1,012,965)	(136,871)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	40,003,128	8,366,571	9,860,741

Impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Historic tax credits	5,325,806	-	1,844,836

Other	12,830,613	2,552,977	3,578,492

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2011	$(6,285,101)	$(9,967,872)	$(1,251,774)

Estimated share of loss for the three months ended March 31, 2012	(467,481)	(357,422)	(51,191)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,800,814	9,565,423	5,409,579

Impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Historic tax credits	1,100,310	2,062,333	318,327

Other	3,448,046	3,060,601	190,497

Investments in operating limited partnerships - as reported	$-	$-	$-

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE E - CONCENTRATION OF CREDIT RISK

The Fund maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the fund has not experienced any losses with respect to it balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2013.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE F - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds’s financial instruments relate to other assets and accounts payable - affiliates. Management has not disclosed the fair value of these financial instruments because determination of such fair value is deemed to be impractical. The other assets and accounts payable - affiliates are due from or owed to affiliates of the Fund. The unique nature of these financial instruments makes determination of any fair value impractical. See note B for disclosure of the carrying amount and terms of these financial instruments.

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE G - SUBSEQUENT EVENTS

Subsequent to March 31, 2013, the Fund has not entered into any agreements to sell interests in operating limited partnerships. However, the Fund did receive $13,000 from a prior year sale of an operating limited partnership.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Investment In Operating Limited Partnerships [Policy Text Block]

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses of the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the fund’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the partnership recorded a valuation allowance as follows:

	2013	2012
Series 15	$36,759	$36,759
Series 16	31,893	8,318
Series 17	60,785	60,785
Series 18	51,536	62,536
Series 19	25,120	25,120
	$206,093	$193,518

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2013 and 2012, the Fund did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records income and losses from the operating limited partnerships on a calendar year basis which is not materially different from income and losses generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

The Fund records certain acquisition costs as an increase in its investment in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Fund. These differences are shown as reconciling items in note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents Cash equivalents include money market accounts having original maturities at their acquisition dates of three months or less.
Fiscal Period, Policy [Policy Text Block]

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Earnings Perbenefical Assignee Partnership Unit [Policy Text Block]

Net Income (Loss) per Beneficial Assignee Certificate

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	3,868,900	3,869,900
Series 16	5,426,435	5,427,102
Series 17	4,998,833	4,999,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,990,368	21,992,202

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Fund's condensed financial statements.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 15	3,870,500	3,870,500	3,866,900	3,869,900
Series 16	5,429,402	5,429,402	5,425,102	5,427,102
Series 17	5,000,000	5,000,000	4,998,500	4,999,000
Series 18	3,616,200	3,616,200	3,616,200	3,616,200
Series 19	4,080,000	4,080,000	4,080,000	4,080,000
	21,996,102	21,996,102	21,986,702	21,992,202

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]

the partnership recorded a valuation allowance as follows:

	2013	2012
Series 15	$36,759	$36,759
Series 16	31,893	8,318
Series 17	60,785	60,785
Series 18	51,536	62,536
Series 19	25,120	25,120
	$206,093	$193,518

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	3,868,900	3,869,900
Series 16	5,426,435	5,427,102
Series 17	4,998,833	4,999,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,990,368	21,992,202

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Gross Management Fee [Table Text Block]

The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$163,069	$29,128	$133,941
Series 16	292,407	51,711	240,696
Series 17	291,969	95,288	196,681
Series 18	240,197	62,424	177,773
Series 19	106,876	113,672	(6,796)
	$1,094,518	$352,223	$742,295

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$199,593	$60,961	$138,632
Series 16	346,741	92,076	254,665
Series 17	316,531	82,286	234,245
Series 18	264,840	468,715	(203,875)
Series 19	152,661	34,988	117,673
	$1,280,366	$739,026	$541,340

Schedule Of Management Fees Paid [Table Text Block]

The partnership management fees paid for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	$25,000	$465,000
Series 16	157,500	230,000
Series 17	464,062	245,000
Series 18	859,438	400,000
Series 19	106,876	152,661
	$1,612,876	$1,492,661

Schedule Of Advances From Affiliate [Table Text Block]

The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2013 and 2012 are as follows:

	2013	2012
Series 15	$-	$-
Series 16	-	-
Series 17	635,362	635,362
Series 18	-	-
Series 19	-	-
	$635,362	$635,362

Schedule Of General Administrative [Table Text Block]

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2013 and 2012 charged to each series’ operations are as follows:

	2013	2012
Series 15	$21,065	$13,372
Series 16	24,361	15,446
Series 17	23,229	13,880
Series 18	19,440	12,269
Series 19	19,344	12,342
	$107,439	$67,309

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]

The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 15	25	30
Series 16	31	38
Series 17	25	27
Series 18	20	23
Series 19	9	16
	110	134

Schedule Of Dispositions By Series [Table Text Block]

A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	-	$40,762	$40,762
Series 16	7	-	107,649	172,649
Series 17	1	1	336,562	336,562
Series 18	1	2	859,438	859,438
Series 19	7	-	1,195,560	1,195,560
Total	21	3	$2,539,971	$2,604,971

*         Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.

A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	1	$325,050	$325,050
Series 16	5	-	146,510	148,294
Series 17	4	1	247,646	247,646
Series 18	-	1	-	-
Series 19	1	-	99,450	99,450
Total	15	3	$818,656	$820,440

*	Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.

Schedule Of Contributions Payable [Table Text Block]

The contributions payable to operating limited partnerships at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 15	$-	$-
Series 16	50,008	50,008
Series 17	22,798	22,798
Series 18	18,554	18,554
Series 19	-	-
	$91,360	$91,360

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$51,341,667	$7,581,708	$12,074,291

Acquisition costs of operating limited partnerships	7,056,310	1,075,998	1,583,249

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(111,389)	(4,207)	(20,268)

Cumulative impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Cumulative losses from operating limited partnerships	(45,373,571)	(7,888,663)	(11,124,851)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(257,860)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(921,085)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	883,274	111,396	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(35,033,727)	(7,552,909)	(9,782,878)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	300,838	86,996	123,421

Cumulative impairment loss in investment in operating limited partnerships	12,876,562	764,836	2,512,421

Other	267,534	(29,476)	429,517

Equity per operating limited partnerships’ combined financial statements	$(21,884,464)	$(6,813,929)	$(6,932,746)

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$14,491,224	$11,702,540	$5,491,904

Acquisition costs of operating limited partnerships	2,117,487	1,514,128	765,448

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(54,267)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Cumulative losses from operating limited partnerships	(13,290,982)	(8,953,040)	(4,116,035)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(124,842)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(591,855)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	418,588	309,042	44,248

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,473,233)	(6,478,163)	(3,746,544)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	-

Cumulative impairment loss in investment in operating limited partnerships	3,288,846	4,172,906	2,137,553

Other	(22,278)	(89,451)	(20,778)

Equity per operating limited partnerships’ combined financial statements	$(4,490,042)	$(2,015,565)	$(1,632,182)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	67,188,022	$9,051,543	$13,600,679

Acquisition costs of operating limited partnerships	9,171,431	1,218,899	1,788,508

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(188,000)	(10,831)	(26,120)

Cumulative impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Cumulative losses from operating limited partnerships	(58,831,115)	(9,392,202)	(12,501,682)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(348,203)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(1,556,118)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	1,012,965	136,871	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(40,003,128)	(8,366,571)	(9,860,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	314,521	86,996	130,181

Cumulative impairment loss in investment in operating limited partnerships	17,303,883	867,409	2,861,385

Other	271,864	(41,552)	438,273

Equity per operating limited partnerships’ combined financial statements	$(23,004,216)	$(7,511,619)	$(6,646,129)

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$15,940,952	$17,186,357	$11,408,491

Acquisition costs of operating limited partnerships	2,328,579	2,310,366	1,525,079

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(118,167)	(3,999)

Cumulative impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Cumulative losses from operating limited partnerships	(13,644,060)	(14,979,038)	(8,314,133)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(174,842)	(5,588)	(59,607)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(650,525)	-	(603,760)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	467,481	357,422	51,191

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,800,814)	(9,565,423)	(5,409,579)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	6,923

Cumulative impairment loss in investment in operating limited partnerships	4,596,588	4,363,063	4,615,438

Other	(9,562)	(92,977)	(22,318)

Equity per operating limited partnerships’ combined financial statements	$(2,556,942)	$(4,867,814)	$(1,421,712)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$95,826,256	$11,960,583	$22,821,455

Land	9,774,646	1,287,635	1,930,468

Other assets	18,999,881	4,023,199	6,004,950

	$124,600,783	$17,271,417	$30,756,873

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$137,707,477	$24,148,955	$31,824,524

Accounts payable and accrued expenses	6,965,641	350,564	3,300,317

Other liabilities	12,147,565	872,433	2,298,505

	156,820,683	25,371,952	37,423,346
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,884,462)	(6,813,927)	(6,932,746)
Other partners	(10,335,438)	(1,286,608)	266,273

	(32,219,900)	(8,100,535)	(6,666,473)

	$124,600,783	$17,271,417	$30,756,873

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,801,499	$18,518,861	$11,723,858

Land	3,860,381	1,830,682	865,480

Other assets	4,966,333	2,915,815	1,089,584

	$39,628,213	$23,265,358	$13,678,922

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,893,314	$23,044,796	$11,795,888

Accounts payable and accrued expenses	1,209,547	1,299,758	805,455

Other liabilities	5,592,363	1,449,945	1,934,319

	53,695,224	25,794,499	14,535,662
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,490,042)	(2,015,565)	(1,632,182)
Other partners	(9,576,969)	(513,576)	775,442

	(14,067,011)	(2,529,141)	(856,740)

	$39,628,213	$23,265,358	$13,678,922

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$129,457,020	$16,874,324	$28,711,071

Land	13,214,525	1,712,879	2,182,728

Other assets	23,094,868	4,812,799	7,265,124

	$165,766,413	$23,400,002	$38,158,923

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$171,925,646	$30,686,298	$39,442,851

Accounts payable and accrued expenses	8,024,363	343,231	3,412,569

Other liabilities	16,888,786	982,737	1,433,900

	196,838,795	32,012,266	44,289,320
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(23,004,216)	(7,511,619)	(6,646,129)
Other partners	(8,068,166)	(1,100,645)	515,732

	(31,072,382)	(8,612,264)	(6,130,397)

	$165,766,413	$23,400,002	$38,158,923

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$35,549,893	$25,218,279	$23,103,453

Land	4,296,381	2,627,321	2,395,216

Other assets	5,512,378	3,235,664	2,268,903

	$45,358,652	$31,081,264	$27,767,572

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,568,081	$31,300,678	$20,927,738

Accounts payable and accrued expenses	1,188,711	2,142,120	937,732

Other liabilities	6,239,819	2,789,969	5,442,361

	56,996,611	36,232,767	27,307,831
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,556,942)	(4,867,814)	(1,421,712)
Other partners	(9,081,017)	(283,689)	1,881,453

	(11,637,959)	(5,151,503)	459,741

	$45,358,652	$31,081,264	$27,767,572

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$26,731,006	$4,411,357	$6,091,709
Interest and other	1,067,985	82,448	574,644

	27,798,991	4,493,805	6,666,353
Expenses
Interest	4,474,965	631,620	936,848
Depreciation and amortization	6,624,362	1,191,942	1,603,040
Taxes and insurance	3,210,387	536,484	706,281
Repairs and maintenance	6,581,642	1,009,388	1,648,565
Operating expenses	10,321,858	1,735,643	2,546,703
Other expenses	225,733	31,984	30,732

	31,438,947	5,137,061	7,472,169

NET LOSS	$(3,639,956)	$(643,256)	$(805,816)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,962,809)	$(547,085)	$(833,896)

Net loss allocated to other partners	$(677,147)	$(96,171)	$28,080

*	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

	Series 17	Series 18	Series 19
Revenue
Rental	$9,098,192	$4,762,942	$2,366,806
Interest and other	238,140	129,361	43,392

	9,336,332	4,892,303	2,410,198
Expenses
Interest	1,594,515	749,490	562,492
Depreciation and amortization	2,101,456	1,143,170	584,754
Taxes and insurance	1,017,457	656,003	294,162
Repairs and maintenance	2,322,124	1,049,661	551,904
Operating expenses	3,359,421	1,760,101	919,990
Other expenses	35,553	71,381	56,083

	10,430,526	5,429,806	2,969,385

NET LOSS	$(1,094,194)	$(537,503)	$(559,187)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(717,911)	$(537,292)	$(326,625)

Net loss allocated to other partners	$(376,283)	$(211)	$(232,562)

*	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Total	Series 15	Series 16
Revenue
Rental	$33,706,796	$5,392,708	$7,295,567
Interest and other	855,012	156,911	155,808

	34,561,808	5,549,619	7,451,375
Expenses
Interest	6,075,031	767,359	1,141,429
Depreciation and amortization	8,244,794	1,448,769	1,812,739
Taxes and insurance	3,999,447	677,808	889,025
Repairs and maintenance	7,908,133	1,198,185	1,745,900
Operating expenses	12,640,384	2,134,670	2,744,393
Other expenses	319,101	43,422	38,647

	39,186,890	6,270,213	8,372,133

NET LOSS	$(4,625,082)	$(720,594)	$(920,758)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(4,045,294)	$(730,809)	$(1,010,045)

Net income (loss) allocated to other partners	$(579,788)	$10,215	$89,287

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

	Series 17	Series 18	Series 19
Revenue
Rental	$9,984,884	$6,242,288	$4,791,349
Interest and other	290,316	151,518	100,459

	10,275,200	6,393,806	4,891,808
Expenses
Interest	1,873,449	1,227,151	1,065,643
Depreciation and amortization	2,207,942	1,558,316	1,217,028
Taxes and insurance	1,109,017	823,809	499,788
Repairs and maintenance	2,426,319	1,668,122	869,607
Operating expenses	3,482,269	2,311,943	1,967,109
Other expenses	43,182	72,572	121,278

	11,142,178	7,661,913	5,740,453

NET LOSS	$(866,978)	$(1,268,107)	$(848,645)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(733,673)	$(1,197,176)	$(373,591)

Net income (loss) allocated to other partners	$(133,305)	$(70,931)	$(475,054)

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$1,623,764	$(152,736)	$(165,922)

Operating limited partnership rents received in advance	(9,091)	(5,565)	(3,597)

Accrued fund management fees not deducted (deducted) for tax purposes	(518,358)	138,069	134,907

Other	9,322,887	2,342,530	2,209,778

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,962,809)	(547,085)	(833,896)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,097,632)	(170,171)	(280,469)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,864,492)	(385,534)	(254,564)

Income (loss) for tax return purposes, year ended December 31, 2012	$4,494,269	$1,219,508	$806,237

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$85,976	$681,398	$1,175,048

Operating limited partnership rents received in advance	526	(212)	(243)

Accrued fund management fees not deducted (deducted) for tax purposes	(172,093)	(619,241)	-

Other	(9,062)	3,787,299	992,342

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(717,911)	(537,292)	(326,625)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,264)	(224,315)	(147,413)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,417)	(17,298)	(1,203,679)

Income (loss) for tax return purposes, year ended December 31, 2012	$(1,091,245)	$3,070,339	$489,430

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$72,041	$133,226	$(166,198)

Operating limited partnership rents received in advance	(10,156)	2,199	(1,715)

Accrued fund management fees not deducted (deducted) for tax purposes	(212,295)	(265,407)	116,741

Other	9,652,956	2,488,615	650,482

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,045,294)	(730,809)	(1,010,045)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,178,940)	(243,438)	(376,657)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(722,510)	472,240	(51,316)

Income (loss) for tax return purposes, year ended December 31, 2011	$3,555,802	$1,856,626	$(838,708)

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$(25,508)	$169,974	$(39,453)

Operating limited partnership rents received in advance	(10,640)	-	-

Accrued fund management fees not deducted (deducted) for tax purposes	71,531	(135,160)	-

Other	2,197,089	(428)	4,317,198

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(733,673)	(1,197,176)	(373,591)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(237,315)	(245,477)	(76,053)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,011,334)	(28,923)	(103,177)

Income (loss) for tax return purposes, year ended December 31, 2011	$250,150	$(1,437,190)	$3,724,924

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2012	$(37,176,555)	$(8,336,321)	$(11,498,827)

Estimated share of loss for the three months ended March 31, 2013	(883,274)	(111,396)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	35,033,727	7,552,909	9,782,878

Impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Historic tax credits	5,325,806	-	1,844,836

Other	10,576,858	1,659,644	2,383,534

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2012	$(7,623,374)	$(7,788,760)	$(1,929,273)

Estimated share of loss for the three months ended March 31, 2013	(418,588)	(309,042)	(44,248)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,473,233	6,478,163	3,746,544

Impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Historic tax credits	1,100,310	2,062,333	318,327

Other	2,757,265	3,730,212	46,203

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2011	$(39,842,699)	$(9,915,268)	$(12,422,684)

Estimated share of loss for the three months ended March 31, 2012	(1,012,965)	(136,871)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	40,003,128	8,366,571	9,860,741

Impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Historic tax credits	5,325,806	-	1,844,836

Other	12,830,613	2,552,977	3,578,492

Investments in operating limited partnerships - as reported	$-	$-	$-

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2011	$(6,285,101)	$(9,967,872)	$(1,251,774)

Estimated share of loss for the three months ended March 31, 2012	(467,481)	(357,422)	(51,191)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,800,814	9,565,423	5,409,579

Impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Historic tax credits	1,100,310	2,062,333	318,327

Other	3,448,046	3,060,601	190,497

Investments in operating limited partnerships - as reported	$-	$-	$-

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012
Partners Capital Account Units Issued	21,996,102	21,996,102
Partners Capital Account Units Outstanding	21,986,702	21,992,202
Series Fifteen [Member]
Partners Capital Account Units Issued	3,870,500	3,870,500
Partners Capital Account Units Outstanding	3,866,900	3,869,900
Series Sixteen [Member]
Partners Capital Account Units Issued	5,429,402	5,429,402
Partners Capital Account Units Outstanding	5,425,102	5,427,102
Series Seventeen [Member]
Partners Capital Account Units Issued	5,000,000	5,000,000
Partners Capital Account Units Outstanding	4,998,500	4,999,000
Series Eighteen [Member]
Partners Capital Account Units Issued	3,616,200	3,616,200
Partners Capital Account Units Outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Partners Capital Account Units Issued	4,080,000	4,080,000
Partners Capital Account Units Outstanding	4,080,000	4,080,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Operating Partnership Valuation Allowance	$ 206,093	$ 193,518
Series Fifteen [Member]
Operating Partnership Valuation Allowance	36,759	36,759
Series Sixteen [Member]
Operating Partnership Valuation Allowance	31,893	8,318
Series Seventeen [Member]
Operating Partnership Valuation Allowance	60,785	60,785
Series Eighteen [Member]
Operating Partnership Valuation Allowance	51,536	62,536
Series Nineteen [Member]
Operating Partnership Valuation Allowance	$ 25,120	$ 25,120

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted average number of units outstanding	21,990,368	21,992,202
Series Fifteen [Member]
Weighted average number of units outstanding	3,868,900	3,869,900
Series Sixteen [Member]
Weighted average number of units outstanding	5,426,435	5,427,102
Series Seventeen [Member]
Weighted average number of units outstanding	4,998,833	4,999,000
Series Eighteen [Member]
Weighted average number of units outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Weighted average number of units outstanding	4,080,000	4,080,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Dec. 31, 1994	Mar. 31, 2012
Units of limited partnership interest, authorized		20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10	$ 10
Limited Partners Capital Account Additional Units Registered For Sale		2,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Partnership Management Fee	$ 1,094,518	$ 1,280,366
Asset Management and Reporting Fee	352,223	739,026
Partnership Management Fee net of Asset Management and Reporting Fee	742,295	541,340
Series Fifteen [Member]
Gross Partnership Management Fee	163,069	199,593
Asset Management and Reporting Fee	29,128	60,961
Partnership Management Fee net of Asset Management and Reporting Fee	133,941	138,632
Series Sixteen [Member]
Gross Partnership Management Fee	292,407	346,741
Asset Management and Reporting Fee	51,711	92,076
Partnership Management Fee net of Asset Management and Reporting Fee	240,696	254,665
Series Seventeen [Member]
Gross Partnership Management Fee	291,969	316,531
Asset Management and Reporting Fee	95,288	82,286
Partnership Management Fee net of Asset Management and Reporting Fee	196,681	234,245
Series Eighteen [Member]
Gross Partnership Management Fee	240,197	264,840
Asset Management and Reporting Fee	62,424	468,715
Partnership Management Fee net of Asset Management and Reporting Fee	177,773	(203,875)
Series Nineteen [Member]
Gross Partnership Management Fee	106,876	152,661
Asset Management and Reporting Fee	113,672	34,988
Partnership Management Fee net of Asset Management and Reporting Fee	$ (6,796)	$ 117,673

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 1,612,876	$ 1,492,661
Series Fifteen [Member]
Management Fees Paid	25,000	465,000
Series Sixteen [Member]
Management Fees Paid	157,500	230,000
Series Seventeen [Member]
Management Fees Paid	464,062	245,000
Series Eighteen [Member]
Management Fees Paid	859,438	400,000
Series Nineteen [Member]
Management Fees Paid	$ 106,876	$ 152,661

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Advances From Affiliate Of General Partner	$ 635,362	$ 635,362
Series Fifteen [Member]
Advances From Affiliate Of General Partner	0	0
Series Sixteen [Member]
Advances From Affiliate Of General Partner	0	0
Series Seventeen [Member]
Advances From Affiliate Of General Partner	635,362	635,362
Series Eighteen [Member]
Advances From Affiliate Of General Partner	0	0
Series Nineteen [Member]
Advances From Affiliate Of General Partner	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General and administrative expenses	$ 107,439	$ 67,309
Series Fifteen [Member]
General and administrative expenses	21,065	13,372
Series Sixteen [Member]
General and administrative expenses	24,361	15,446
Series Seventeen [Member]
General and administrative expenses	23,229	13,880
Series Eighteen [Member]
General and administrative expenses	19,440	12,269
Series Nineteen [Member]
General and administrative expenses	$ 19,344	$ 12,342

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.50%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 23,197,360	$ 23,715,718

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013	Mar. 31, 2012
Number Of Operating Partnerships	110	134
Series Fifteen [Member]
Number Of Operating Partnerships	25	30
Series Sixteen [Member]
Number Of Operating Partnerships	31	38
Series Seventeen [Member]
Number Of Operating Partnerships	25	27
Series Eighteen [Member]
Number Of Operating Partnerships	20	23
Series Nineteen [Member]
Number Of Operating Partnerships	9	16

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Operating Partnership Interest Transferred	21		15
Sale of Underlying Operating Partnership	3		3
Partnership Proceeds from Disposition	$ 2,539,971	[1]	$ 818,656	[2]
Gain/(Loss) on Disposition	2,581,396		820,440
Series Fifteen [Member]
Operating Partnership Interest Transferred	5		5
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	40,762	[1]	325,050	[2]
Gain/(Loss) on Disposition	40,762		325,050
Series Sixteen [Member]
Operating Partnership Interest Transferred	7		5
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	107,649	[1]	146,510	[2]
Gain/(Loss) on Disposition	149,074		148,294
Series Seventeen [Member]
Operating Partnership Interest Transferred	1		4
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition	336,562	[1]	247,646	[2]
Gain/(Loss) on Disposition	336,562		247,646
Series Eighteen [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	2		1
Partnership Proceeds from Disposition	859,438	[1]	0	[2]
Gain/(Loss) on Disposition	859,438		0
Series Nineteen [Member]
Operating Partnership Interest Transferred	7		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	1,195,560	[1]	99,450	[2]
Gain/(Loss) on Disposition	$ 1,195,560		$ 99,450

[1]	Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.
[2]	Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Capital contributions payable	$ 91,360	$ 91,360
Series Fifteen [Member]
Capital contributions payable	0	0
Series Sixteen [Member]
Capital contributions payable	50,008	50,008
Series Seventeen [Member]
Capital contributions payable	22,798	22,798
Series Eighteen [Member]
Capital contributions payable	18,554	18,554
Series Nineteen [Member]
Capital contributions payable	$ 0	$ 0

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 51,341,667		$ 67,188,022
Acquisition costs of operating limited partnerships	7,056,310		9,171,431
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(111,389)		(188,000)
Cumulative impairment loss in investment in operating limited partnerships	(12,876,562)		(17,303,883)
Cumulative losses from operating limited partnerships	(45,373,571)		(58,831,115)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(257,860)		(348,203)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(921,085)		(1,556,118)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	883,274		1,012,965
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(35,033,727)		(40,003,128)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	300,838		314,521
Cumulative impairment loss in investment in operating limited partnerships	12,876,562		17,303,883
Other	267,534		271,864
Equity per operating limited partnerships' combined financial statements	(21,884,464)	(21,884,462)	(23,004,216)	(23,004,216)
Series Fifteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	7,581,708		9,051,543
Acquisition costs of operating limited partnerships	1,075,998		1,218,899
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(4,207)		(10,831)
Cumulative impairment loss in investment in operating limited partnerships	(764,836)		(867,409)
Cumulative losses from operating limited partnerships	(7,888,663)		(9,392,202)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(14,246)		(14,246)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(180,526)		(180,526)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	111,396		136,871
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,552,909)		(8,366,571)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	86,996		86,996
Cumulative impairment loss in investment in operating limited partnerships	764,836		867,409
Other	(29,476)		(41,552)
Equity per operating limited partnerships' combined financial statements	(6,813,929)	(6,813,927)	(7,511,619)	(7,511,619)
Series Sixteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	12,074,291		13,600,679
Acquisition costs of operating limited partnerships	1,583,249		1,788,508
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(20,268)		(26,120)
Cumulative impairment loss in investment in operating limited partnerships	(2,512,421)		(2,861,385)
Cumulative losses from operating limited partnerships	(11,124,851)		(12,501,682)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(93,920)		(93,920)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(121,307)		(121,307)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(9,782,878)		(9,860,741)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	123,421		130,181
Cumulative impairment loss in investment in operating limited partnerships	2,512,421		2,861,385
Other	429,517		438,273
Equity per operating limited partnerships' combined financial statements	(6,932,746)	(6,932,746)	(6,646,129)	(6,646,129)
Series Seventeen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	14,491,224		15,940,952
Acquisition costs of operating limited partnerships	2,117,487		2,328,579
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(28,883)		(28,883)
Cumulative impairment loss in investment in operating limited partnerships	(3,288,846)		(4,596,588)
Cumulative losses from operating limited partnerships	(13,290,982)		(13,644,060)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(124,842)		(174,842)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(591,855)		(650,525)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	418,588		467,481
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,473,233)		(6,800,814)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732		14,732
Cumulative impairment loss in investment in operating limited partnerships	3,288,846		4,596,588
Other	(22,278)		(9,562)
Equity per operating limited partnerships' combined financial statements	(4,490,042)	(4,490,042)	(2,556,942)	(2,556,942)
Series Eighteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	11,702,540		17,186,357
Acquisition costs of operating limited partnerships	1,514,128		2,310,366
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(54,267)		(118,167)
Cumulative impairment loss in investment in operating limited partnerships	(4,172,906)		(4,363,063)
Cumulative losses from operating limited partnerships	(8,953,040)		(14,979,038)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	309,042		357,422
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,478,163)		(9,565,423)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	75,689		75,689
Cumulative impairment loss in investment in operating limited partnerships	4,172,906		4,363,063
Other	(89,451)		(92,977)
Equity per operating limited partnerships' combined financial statements	(2,015,565)	(2,015,565)	(4,867,814)	(4,867,814)
Series Nineteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,491,904		11,408,491
Acquisition costs of operating limited partnerships	765,448		1,525,079
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,764)		(3,999)
Cumulative impairment loss in investment in operating limited partnerships	(2,137,553)		(4,615,438)
Cumulative losses from operating limited partnerships	(4,116,035)		(8,314,133)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended, which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A)	(19,264)		(59,607)
The Fund has recorded acquisition costs which have not been recorded in the net assets of the operating limited partnerships (see note A)	(27,397)		(603,760)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	44,248		51,191
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,746,544)		(5,409,579)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		6,923
Cumulative impairment loss in investment in operating limited partnerships	2,137,553		4,615,438
Other	(20,778)		(22,318)
Equity per operating limited partnerships' combined financial statements	$ (1,632,182)	$ (1,632,182)	$ (1,421,712)	$ (1,421,712)

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 95,826,256		$ 129,457,020
Land		9,774,646		13,214,525
Other assets		18,999,881		23,094,868
Operating Limited Partnerships Assets		124,600,783		165,766,413
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		137,707,477		171,925,646
Accounts payable and accrued expenses		6,965,641		8,024,363
Other liabilities		12,147,565		16,888,786
Operating Limited Partnerships Liabilities		156,820,683		196,838,795
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,884,464)	(21,884,462)	(23,004,216)	(23,004,216)
Other partners		(10,335,438)		(8,068,166)
Operating Limited Partnerships Partners Capital		(32,219,900)		(31,072,382)
Operating Limited Partnerships Liabilities and Stockholders Equity		124,600,783		165,766,413
Series Fifteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,960,583		16,874,324
Land		1,287,635		1,712,879
Other assets		4,023,199		4,812,799
Operating Limited Partnerships Assets		17,271,417		23,400,002
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		24,148,955		30,686,298
Accounts payable and accrued expenses		350,564		343,231
Other liabilities		872,433		982,737
Operating Limited Partnerships Liabilities		25,371,952		32,012,266
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(6,813,929)	(6,813,927)	(7,511,619)	(7,511,619)
Other partners		(1,286,608)		(1,100,645)
Operating Limited Partnerships Partners Capital		(8,100,535)		(8,612,264)
Operating Limited Partnerships Liabilities and Stockholders Equity		17,271,417		23,400,002
Series Sixteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		22,821,455		28,711,071
Land		1,930,468		2,182,728
Other assets		6,004,950		7,265,124
Operating Limited Partnerships Assets		30,756,873		38,158,923
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		31,824,524		39,442,851
Accounts payable and accrued expenses		3,300,317		3,412,569
Other liabilities		2,298,505		1,433,900
Operating Limited Partnerships Liabilities		37,423,346		44,289,320
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(6,932,746)	(6,932,746)	(6,646,129)	(6,646,129)
Other partners		266,273		515,732
Operating Limited Partnerships Partners Capital		(6,666,473)		(6,130,397)
Operating Limited Partnerships Liabilities and Stockholders Equity		30,756,873		38,158,923
Series Seventeen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		30,801,499		35,549,893
Land		3,860,381		4,296,381
Other assets		4,966,333		5,512,378
Operating Limited Partnerships Assets		39,628,213		45,358,652
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		46,893,314		49,568,081
Accounts payable and accrued expenses		1,209,547		1,188,711
Other liabilities		5,592,363		6,239,819
Operating Limited Partnerships Liabilities		53,695,224		56,996,611
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,490,042)	(4,490,042)	(2,556,942)	(2,556,942)
Other partners		(9,576,969)		(9,081,017)
Operating Limited Partnerships Partners Capital		(14,067,011)		(11,637,959)
Operating Limited Partnerships Liabilities and Stockholders Equity		39,628,213		45,358,652
Series Eighteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,518,861		25,218,279
Land		1,830,682		2,627,321
Other assets		2,915,815		3,235,664
Operating Limited Partnerships Assets		23,265,358		31,081,264
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		23,044,796		31,300,678
Accounts payable and accrued expenses		1,299,758		2,142,120
Other liabilities		1,449,945		2,789,969
Operating Limited Partnerships Liabilities		25,794,499		36,232,767
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,015,565)	(2,015,565)	(4,867,814)	(4,867,814)
Other partners		(513,576)		(283,689)
Operating Limited Partnerships Partners Capital		(2,529,141)		(5,151,503)
Operating Limited Partnerships Liabilities and Stockholders Equity		23,265,358		31,081,264
Series Nineteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,723,858		23,103,453
Land		865,480		2,395,216
Other assets		1,089,584		2,268,903
Operating Limited Partnerships Assets		13,678,922		27,767,572
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,795,888		20,927,738
Accounts payable and accrued expenses		805,455		937,732
Other liabilities		1,934,319		5,442,361
Operating Limited Partnerships Liabilities		14,535,662		27,307,831
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(1,632,182)	(1,632,182)	(1,421,712)	(1,421,712)
Other partners		775,442		1,881,453
Operating Limited Partnerships Partners Capital		(856,740)		459,741
Operating Limited Partnerships Liabilities and Stockholders Equity		$ 13,678,922		$ 27,767,572

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rental	$ 26,731,006		$ 33,706,796
Interest and other	1,067,985		855,012
Operating Partnerships Revenues	27,798,991		34,561,808
Expenses
Interest	4,474,965		6,075,031
Depreciation and amortization	6,624,362		8,244,794
Taxes and insurance	3,210,387		3,999,447
Repairs and maintenance	6,581,642		7,908,133
Operating expenses	10,321,858		12,640,384
Other expenses	225,733		319,101
Operating Partnerships Total Expenses	31,438,947		39,186,890
NET LOSS	(3,639,956)		(4,625,082)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(2,962,809)	[1]	(4,045,294)	[2]
Net income (loss) allocated to other partners	(677,147)		(579,788)
Series Fifteen [Member]
Revenue
Rental	4,411,357		5,392,708
Interest and other	82,448		156,911
Operating Partnerships Revenues	4,493,805		5,549,619
Expenses
Interest	631,620		767,359
Depreciation and amortization	1,191,942		1,448,769
Taxes and insurance	536,484		677,808
Repairs and maintenance	1,009,388		1,198,185
Operating expenses	1,735,643		2,134,670
Other expenses	31,984		43,422
Operating Partnerships Total Expenses	5,137,061		6,270,213
NET LOSS	(643,256)		(720,594)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(547,085)	[1]	(730,809)	[2]
Net income (loss) allocated to other partners	(96,171)		10,215
Series Sixteen [Member]
Revenue
Rental	6,091,709		7,295,567
Interest and other	574,644		155,808
Operating Partnerships Revenues	6,666,353		7,451,375
Expenses
Interest	936,848		1,141,429
Depreciation and amortization	1,603,040		1,812,739
Taxes and insurance	706,281		889,025
Repairs and maintenance	1,648,565		1,745,900
Operating expenses	2,546,703		2,744,393
Other expenses	30,732		38,647
Operating Partnerships Total Expenses	7,472,169		8,372,133
NET LOSS	(805,816)		(920,758)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(833,896)	[1]	(1,010,045)	[2]
Net income (loss) allocated to other partners	28,080		89,287
Series Seventeen [Member]
Revenue
Rental	9,098,192		9,984,884
Interest and other	238,140		290,316
Operating Partnerships Revenues	9,336,332		10,275,200
Expenses
Interest	1,594,515		1,873,449
Depreciation and amortization	2,101,456		2,207,942
Taxes and insurance	1,017,457		1,109,017
Repairs and maintenance	2,322,124		2,426,319
Operating expenses	3,359,421		3,482,269
Other expenses	35,553		43,182
Operating Partnerships Total Expenses	10,430,526		11,142,178
NET LOSS	(1,094,194)		(866,978)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(717,911)	[1]	(733,673)	[2]
Net income (loss) allocated to other partners	(376,283)		(133,305)
Series Eighteen [Member]
Revenue
Rental	4,762,942		6,242,288
Interest and other	129,361		151,518
Operating Partnerships Revenues	4,892,303		6,393,806
Expenses
Interest	749,490		1,227,151
Depreciation and amortization	1,143,170		1,558,316
Taxes and insurance	656,003		823,809
Repairs and maintenance	1,049,661		1,668,122
Operating expenses	1,760,101		2,311,943
Other expenses	71,381		72,572
Operating Partnerships Total Expenses	5,429,806		7,661,913
NET LOSS	(537,503)		(1,268,107)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(537,292)	[1]	(1,197,176)	[2]
Net income (loss) allocated to other partners	(211)		(70,931)
Series Nineteen [Member]
Revenue
Rental	2,366,806		4,791,349
Interest and other	43,392		100,459
Operating Partnerships Revenues	2,410,198		4,891,808
Expenses
Interest	562,492		1,065,643
Depreciation and amortization	584,754		1,217,028
Taxes and insurance	294,162		499,788
Repairs and maintenance	551,904		869,607
Operating expenses	919,990		1,967,109
Other expenses	56,083		121,278
Operating Partnerships Total Expenses	2,969,385		5,740,453
NET LOSS	(559,187)		(848,645)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(326,625)	[1]	(373,591)	[2]
Net income (loss) allocated to other partners	$ (232,562)		$ (475,054)

[1]	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Series Fifteen [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 547,085		$ 730,809
Series Sixteen [Member]
Write Off Of Capital Contribution Payable		1,784
Income Loss Not Recognized Under Equity Method Accounting	833,896		1,010,045
Fund Receivable				65,000
Series Seventeen [Member]
Income Loss Not Recognized Under Equity Method Accounting	717,911		733,673
Series Eighteen [Member]
Income Loss Not Recognized Under Equity Method Accounting	537,292		1,197,176
Series Nineteen [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 326,625		$ 373,591

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ 1,623,764	$ 72,041
Operating limited partnership rents received in advance	(9,091)	(10,156)
Accrued fund management fees not deducted (deducted) for tax purposes	(518,358)	(370,629)
Other	9,322,887	9,652,956
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,962,809)	(4,045,294)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,097,632)	(1,178,940)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,864,492)	(722,510)
Income (loss) for tax return purposes, year ended	4,494,269	3,555,802
Series Fifteen [Member]
Net income (loss) for financial reporting purposes	(152,736)	133,226
Operating limited partnership rents received in advance	(5,565)	2,199
Accrued fund management fees not deducted (deducted) for tax purposes	138,069	(265,407)
Other	2,342,530	2,488,615
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(547,085)	(730,809)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,171)	(243,438)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(385,534)	(472,240)
Income (loss) for tax return purposes, year ended	1,219,508	1,856,626
Series Sixteen [Member]
Net income (loss) for financial reporting purposes	(165,922)	(166,198)
Operating limited partnership rents received in advance	(3,597)	(1,715)
Accrued fund management fees not deducted (deducted) for tax purposes	134,907	116,741
Other	2,209,778	650,482
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(833,896)	(1,010,045)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(280,469)	(376,657)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(254,564)	(51,316)
Income (loss) for tax return purposes, year ended	806,237	(838,708)
Series Seventeen [Member]
Net income (loss) for financial reporting purposes	85,976	(25,508)
Operating limited partnership rents received in advance	526	(10,640)
Accrued fund management fees not deducted (deducted) for tax purposes	(172,093)	71,531
Other	(9,062)	2,197,089
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(717,911)	(733,673)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,264)	(237,315)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,417)	(1,011,334)
Income (loss) for tax return purposes, year ended	(1,091,245)	250,150
Series Eighteen [Member]
Net income (loss) for financial reporting purposes	681,398	169,974
Operating limited partnership rents received in advance	(212)	0
Accrued fund management fees not deducted (deducted) for tax purposes	(619,241)	(293,494)
Other	3,787,299	(428)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(537,292)	(1,197,176)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(224,315)	(245,477)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,298)	(28,923)
Income (loss) for tax return purposes, year ended	3,070,339	(1,437,190)
Series Nineteen [Member]
Net income (loss) for financial reporting purposes	1,175,048	(39,453)
Operating limited partnership rents received in advance	(243)	0
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	992,342	4,317,198
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(326,625)	(373,591)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(147,413)	(76,053)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,203,679)	(103,177)
Income (loss) for tax return purposes, year ended	$ 489,430	$ 3,724,924

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ (37,176,555)	$ (39,842,699)
Estimated share of loss	(883,274)	(1,012,965)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	35,033,727	40,003,128
Impairment loss in investment in operating limited partnerships	(12,876,562)	(17,303,883)
Historic tax credits	5,325,806	5,325,806
Other	10,576,858	12,830,613
Investments in operating limited partnerships per balance sheets	0	0
Series Fifteen [Member]
Investments in operating limited partnerships - tax return	(8,336,321)	(9,915,268)
Estimated share of loss	(111,396)	(136,871)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,552,909	8,366,571
Impairment loss in investment in operating limited partnerships	(764,836)	(867,409)
Historic tax credits	0	0
Other	1,659,644	2,552,977
Investments in operating limited partnerships per balance sheets	0	0
Series Sixteen [Member]
Investments in operating limited partnerships - tax return	(11,498,827)	(12,422,684)
Estimated share of loss	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	9,782,878	9,860,741
Impairment loss in investment in operating limited partnerships	(2,512,421)	(2,861,385)
Historic tax credits	1,844,836	1,844,836
Other	2,383,534	3,578,492
Investments in operating limited partnerships per balance sheets	0	0
Series Seventeen [Member]
Investments in operating limited partnerships - tax return	(7,623,374)	(6,285,101)
Estimated share of loss	(418,588)	(467,481)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,473,233	6,800,814
Impairment loss in investment in operating limited partnerships	(3,288,846)	(4,596,588)
Historic tax credits	1,100,310	1,100,310
Other	2,757,265	3,448,046
Investments in operating limited partnerships per balance sheets	0	0
Series Eighteen [Member]
Investments in operating limited partnerships - tax return	(7,788,760)	(9,967,872)
Estimated share of loss	(309,042)	(357,422)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,478,163	9,565,423
Impairment loss in investment in operating limited partnerships	(4,172,906)	(4,363,063)
Historic tax credits	2,062,333	2,062,333
Other	3,730,212	3,060,601
Investments in operating limited partnerships per balance sheets	0	0
Series Nineteen [Member]
Investments in operating limited partnerships - tax return	(1,929,273)	(1,251,774)
Estimated share of loss	(44,248)	(51,191)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,746,544	5,409,579
Impairment loss in investment in operating limited partnerships	(2,137,553)	(4,615,438)
Historic tax credits	318,327	318,327
Other	46,203	190,497
Investments in operating limited partnerships per balance sheets	$ 0	$ 0

SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2013
Gain On Sale Of Operating Partnerships	$ 13,000